Acquisitions and Disposals (Details) - Schedule of Purchase Price to the Assets Acquired and Liabilities Assumed ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Consideration transferred
Stock consideration	¥ 153,732
Contingent consideration	(7,162)
Total	146,570
Add: Non-controlling interest	107,318
Consideration transferred, total	253,888
Assets acquired
Cash and cash equivalents and restricted cash	17,174
Intangible assets acquired	61,472
Other assets	16,651
Total assets acquired	258,693
Liabilities Assumed
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Goodwill	206,684
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Software [Member]
Assets acquired
Intangible assets acquired	5,900
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Non compete agreements [Member]
Assets acquired
Intangible assets acquired	8,423
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Agent resources [Member]
Assets acquired
Intangible assets acquired	28,749
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Insurance broker license [Member]
Assets acquired
Intangible assets acquired	18,400
Accounts receivable and contract assets	163,396
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Consideration transferred
Stock consideration	35,311
Contingent consideration	74
Total	35,385
Add: Non-controlling interest	33,998
Consideration transferred, total	69,383
Assets acquired
Cash and cash equivalents and restricted cash	1,226
Intangible assets acquired	10,930
Other assets	2,602
Total assets acquired	21,946
Liabilities Assumed
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Goodwill	57,468
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member] | Non compete agreements [Member]
Assets acquired
Intangible assets acquired	1,350
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member] | Agent resources [Member]
Assets acquired
Intangible assets acquired	7,180
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member] | Insurance distribution license [Member]
Assets acquired
Intangible assets acquired	2,400
Accounts receivable and contract assets	¥ 7,188